GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	For the Years Ended December 31,
	2022	2021
Payroll and related expenses	$1,813	$1,391
Government fees	35	170
Share-based compensation	1,365	1,203
Professional services	998	1,298
Insurance	733	732
Public and investor relations	220	203
Office and maintenance expenses	120	108
Travel	180	42
Other	81	57
	$5,545	$5,204